Liability Related to Warrants (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Warrants And Rights Note Disclosure [Abstract]
Summary of Changes in Value of Liability Related to Warrants

Changes in the value of the liability related to the warrants for the nine-month period ended December 31, 2022 and 2021 were as follows:

	Warrants	Amount

Outstanding as at March 31, 2021	497,355	$10,462,137
Revaluation	(8,853,111)
Movements in exchange rates	32,916
Outstanding as at December 31, 2021	497,355	1,641,942

Outstanding as at March 31, 2022	1,925,929	$5,570,530
Warrants issued during the period	10,308,166	14,156,571
Warrants exercised during the period	(1,173,970)	(1,769,000)
Warrants reclassified to equity during the period	(497,355)	(37,710)
Revaluation gain	(16,083,681)
Movements in exchange rates	(392,652)
Outstanding as at December 31, 2022	10,562,770	1,444,058

	Warrants	Amount
Outstanding as at March 31, 2020	—	$—
Warrants issued during the year	497,355	18,119,998
Revaluation		(7,869,253)
Movements in exchange rates		211,392
Outstanding as at March 31, 2021	497,355	10,462,137
Warrants issued during the year	1,428,574	7,585,314
Revaluation		(12,633,316)
Movements in exchange rates		156,395
Outstanding as at March 31, 2022	1,925,929	5,570,530

Summary of Outstanding Warrants

The following table provides the relevant information on the outstanding warrants as at December 31, 2022:

		Number of	Number of
		warrants	warrants
Reference	Date of issuance	outstanding	exercisable	Exercise price	Expiry date

Series A Warrants	March 14, 2022	714,287	714,287	$11.20	September 14, 2027
Series B Warrants	March 14, 2022	714,287	714,287	$11.20	March 14, 2028
Series C Warrants	June 23, 2022	771,556	771,556	$2.32	June 23, 2027
Series C Warrants	June 23, 2022	972,763	972,763	$2.32	June 23, 2029
Series D Warrants	June 23, 2022	972,763	972,763	$2.32	June 24, 2024
Series E Warrants	October 11, 2022	6,417,114	6,417,114	$1.62	October 11, 2027

		10,562,770	10,562,770	$3.10

The following table provides the relevant information on the outstanding warrants as at March 31, 2022:

		Number of	Number of
		warrants	warrants	Exercise
Reference	Date of issuance	outstanding	exercisable	price	Expiry date
2020 Warrants	October 22, 2020	300,926	300,926	$78.75	October 22, 2025
2021 Warrants	February 19, 2021	196,429	196,429	$78.75	August 19, 2026
Series A Warrants	March 14, 2022	714,287	—	$11.20	September 14, 2027
Series B Warrants	March 14, 2022	714,287	—	$11.20	March 14, 2028
		1,925,929	497,355	$28.64

Summary of Reconciliation of Changes in Fair Value of Warrants

The derivative warrant liabilities are measured at fair value at each reporting period and the reconciliation of changes in fair value for the respective nine-month periods is presented in the following tables:

	2020 Warrants		2021 Warrants
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

Balance - beginning of period	$309,769	$6,174,137	$306,704	$4,288,000

Warrants reclassified to equity during the period	(19,058)	—	(18,652)	—
Change in fair value to date of transfer to equity	(279,056)	(5,300,014)	(276,527)	(3,553,097)
Translation effect	(11,655)	20,701	(11,525)	12,215

Balance - end of period	$—	$894,824	$—	$747,118

	Series A Warrants		Series B Warrants
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

Balance - beginning of period	$3,270,816	$—	$1,683,241	$—

Change in fair value	(3,099,783)	—	(1,622,926)	—
Translation effect	(136,418)	—	(59,975)	—

Balance - end of period	$34,615	$—	$340	$—

	Series C Warrants		Series D Warrants
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

Balance - beginning of period	$—	$—	$—	$—

Warrants issued during the period	4,046,836	—	3,080,121	—
Warrants exercised during the period	(365,224)	—	(1,403,776)	—
Change in fair value	(3,339,370)	—	(1,337,675)	—
Translation effect	(121,760)	—	(51,319)	—

Balance - end of period	$220,482	$—	$287,351	$—

	Series E Warrants
	December 31, 2022	December 31, 2021

Balance - beginning of period	$—	$—

Warrants issued during the period	7,029,614	—
Change in fair value	(6,128,344)	—

Balance - end of period	$901,270	$—

	2020 Warrants		2021 Warrants
	March 31,	March 31,	March 31,	March 31,
	2022	2021	2022	2021
Balance - beginning of year	$6,174,137	$—	$4,288,000	$—
Warrants issued during the year	—	11,831,000	—	6,288,998
Change in fair value	(5,877,802)	(5,893,160)	(3,990,948)	(1,976,093)
Translation effect	13,434	236,297	9,652	(24,905)
Balance - end of year	$309,769	$6,174,137	$306,704	$4,288,000

	Series A Warrants		Series B Warrants
	March 31,	March 31,	March 31,	March 31,
	2022	2021	2022	2021
Balance - beginning of year	$—	$—	$—	$—
Warrants issued during the year	4,757,559	—	2,827,755	—
Change in fair value	(1,572,299)	—	(1,192,267)	—
Translation effect	85,556	—	47,753	—
Balance - end of year	$3,270,816	$—	$1,683,241	$—

Summary of Fair Value of Derivative Warrant Liabilities Estimated Using Black-Scholes Option Pricing Model

The fair value of the derivative warrant liabilities was estimated using the Black-Scholes option pricing model and based on the following assumptions:

	2020 Warrants		2021 Warrants
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

Share price	N/A	$14.35	N/A	$14.35
Exercise price	N/A	$78.75	N/A	$78.75
Dividend yield	N/A	—	N/A	—
Risk-free interest	N/A	1.10%	N/A	1.22%
Remaining contractual life (years)	N/A	3.81	N/A	4.64
Expected volatility	N/A	80.4%	N/A	79.2%

	Series A Warrants		Series B Warrants
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

Share price	$0.32	$—	$0.32	$—
Exercise price	$11.20	$—	$11.20	$—
Dividend yield	—	—	—	—
Risk-free interest	4.02%	—	4.75%	—
Remaining contractual life (years)	4.71	—	0.71	—
Expected volatility	94.2%	—	135.7%	—

	Series C Warrants		Series D Warrants
		June 23, 2022		June 23, 2022
	December 31, 2022	(Grant date)	December 31, 2022	(Grant date)

Share price	$0.32	$2.90	$0.32	$2.90
Exercise price	$2.32	$2.32	$2.32	$2.32
Dividend yield	—	—	—	—
Risk-free interest	4.05%	3.38%	4.58%	3.21%
Remaining contractual life (years)	4.48	5.00	1.48	2.00
Expected volatility	94.1%	84.0%	112.4%	88.7%

	Series E Warrants
		October 11, 2022
	December 31, 2022	(Grant date)

Share price	$0.32	$1.54
Exercise price	$1.62	$1.62
Dividend yield	—	—
Risk-free interest	4.02%	4.14%
Remaining contractual life (years)	4.78	5.00
Expected volatility	93.6%	90.4%

	2020 Warrants		2021 Warrants
	March 31,	March 31,	March 31,	March 31,
	2022	2021	2022	2021
Share price	$7.70	$45.85	$7.70	$45.85
Exercise price	$78.75	$78.75	$78.75	$78.75
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest	2.44%	0.80%	2.49%	1.01%
Remaining contractual life (years)	3.57	4.57	4.39	5.39
Expected volatility	83.2%	76.1%	83.5%	72.0%

	Series A Warrants		Series B Warrants
	March 31,	March 14, 2022	March 31,	March 14, 2022
	2022	(Issue date)	2022	(Issue date)
Share price	$7.70	$45.85	$7.70	$45.85
Exercise price	$11.20	$11.20	$11.20	$11.20
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest	1.94%	2.12%	1.46%	1.58%
Remaining contractual life (years)	5.46	5.50	1.46	1.50
Expected volatility	77.5%	76.1%	87.0%	83.3%